OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 521,445
2025	397,284
2026	389,385
2027	273,138
2028	215,273
Thereafter	153,815
Total minimum lease revenues	$ 1,950,340